Fair Value, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets [Abstract]
Cash and cash equivalents	$ 1,219,470	$ 1,107,099
Securities available for sale	407,713	439,071
Held to maturity securities	10,695	14,988
Net loans	4,451,031	4,287,585
Accrued interest receivable	9,099	10,031
Financial liabilities [Abstract]
Demand deposits	794,878	652,756
Interest bearing deposits	4,471,613	4,386,439
Short-term borrowings	244,686	214,755
Accrued interest payable	163	474
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	1,219,470	1,107,099
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	10	39
Financial liabilities [Abstract]
Demand deposits	794,878	652,756
Interest bearing deposits	3,477,937	3,088,064
Short-term borrowings	0	0
Accrued interest payable	34	68
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	407,713	439,071
Held to maturity securities	10,695	14,988
Net loans	0	0
Accrued interest receivable	1,235	1,458
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	993,676	1,298,375
Short-term borrowings	244,686	214,755
Accrued interest payable	129	406
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	4,451,031	4,287,585
Accrued interest receivable	7,854	8,534
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	1,219,470	1,107,099
Securities available for sale	407,713	439,071
Held to maturity securities	9,923	13,824
Federal Reserve Bank and Federal Home Loan Bank stock	5,604	5,506
Net loans	4,394,512	4,194,875
Accrued interest receivable	9,099	10,031
Financial liabilities [Abstract]
Demand deposits	794,878	652,756
Interest bearing deposits	4,473,251	4,384,437
Short-term borrowings	244,686	214,755
Accrued interest payable	$ 163	$ 474